Average Annual Total Returns ((Columbia Multi-Advisor International Equity Fund Z), (Columbia Multi-Advisor International Equity Fund), Class Z Shares)	0 Months Ended
Jul. 01, 2011
1 Year	8.99%
5 Years	1.76%
10 Years	2.95%
returns after taxes on distributions
1 Year	8.92%
5 Years	0.69%
10 Years	2.35%
returns after taxes on distributions and sale of Fund shares
1 Year	6.50%
5 Years	1.42%
10 Years	2.51%